SIGNIFICANT ACCOUNTING POLICIES SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	Jan. 01, 2019	Dec. 31, 2017
Prospective Adoption of New Accounting Pronouncements [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption		$ 16
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	5.00%
Property, plant and equipment [member]
Prospective Adoption of New Accounting Pronouncements [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption	$ 1,200